Note 11 - Senior Secured Convertible Debenture - Summary of Senior Secured Convertible Debenture Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Less current portion		$ 1,316,882
Senior Secured Convertible Debenture [Member]
Principal balance outstanding		2,160,000
Debt discount – beneficial conversion feature		(657,564)
Debt discount – original issue discount		(179,304)
Debt discount – financing costs		(6,250)
Principal balance outstanding, net		1,316,882
Less current portion		1,316,882
Long term portion